Expense Example, No Redemption - Dreyfus Institutional Preferred Treasury Obligations Fund	Apr. 30, 2024 USD ($)
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	192
Instiutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	10
Expense Example, No Redemption, 3 Years	32
Expense Example, No Redemption, 5 Years	56
Expense Example, No Redemption, 10 Years	$ 128